Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Particulars of Other Long-Term Liabilities
Other long-term liabilities consist of:

	2023	2022
Long-term portion of income taxes payable	$167	$136
Long-term portion of deferred revenue	223	207
Asset retirement obligation	37	35
Long-term portion of fair value of hedges [note 21]	8	31
Other	40	52

	$475	$461